Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2014	2013

Land and land improvements	$1,943	$1,943
Building and leasehold improvements	11,133	10,832
Furniture, fixtures, and equipment	4,637	4,036
	17,713	16,811
Less accumulated depreciation and amortization	7,733	6,983

Total	$9,980	$9,828